INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

The unaudited interim condensed consolidated financial statements of Golden Ocean Group Ltd. (“Golden Ocean,” the “Company,” "we," or "our") have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2016, filed with the Securities and Exchange Commission on April 5, 2017. The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F. The results of operations for the interim period ended June 30, 2017 are not necessarily indicative of the results for the year ending December 31, 2017.

In the first quarter of 2017 the Company entered into agreements to acquire 16 modern dry bulk vessels in transactions where the Company would issue in aggregate 17.8 million consideration shares and assume debt of $285.2 million (the "Acquisition"). Of the 16 acquired vessels, 14 were acquired from subsidiaries of Quintana Shipping Ltd. ("Quintana") and two ice-class Panamax vessels acquired from affiliates of Hemen Holding Ltd. ("Hemen"), the Company's largest shareholder. The vessels acquired from Quintana consist of one Newcastlemax, five Capesizes and eight Panamaxes, mainly built in Japan and Korea. 11 of the 14 Quintana vessels were delivered to the Company in the second quarter of 2017.

For the two 2017-built ice-class Panamax vessels acquired from affiliates of Hemen, the Company agreed a consideration of 3.3 million shares of the Company and a seller's credit of $22.5 million that matures in June 2019. The vessels were delivered to the Company in June 2017.

As of June 30, 2017, the Company capitalized $343.3 million under vessel and equipment related to the acquisitions of 13 vessels. The consideration for the acquired vessels primarily comprised 14,950,000 shares of the Company, which were valued based on the Company's share price at the time of each vessel's delivery and $219.4 million in assumed debt financing.

Reverse stock split
On August 1, 2016, the Company effected a one-for-five reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The common share par value was adjusted as a result of the reverse stock split as disclosed in these unaudited interim condensed consolidated financial statements.